Segment Reporting	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SEGMENT REPORTING

21.    SEGMENT REPORTING

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services. For the year ended December 31, 2022 and 2021, the Company has two operating business lines, including business conducted by Adrie and its subsidiaries, primarily management and assessment services and factoring business, and business conducted by Lixin Cayman and its subsidiaries, primarily financial guarantee and consulting services. Based on management’s assessment, the Company has determined that the two operating business lines are two operating segments as defined by ASC 280.

The following table presents summary information by segment for the years ended December 31, 2022, 2021 and 2020:

	For the Year Ended December 31, 2022
	Business conducted by Adrie and its subsidiaries	Business conducted by Lixin Cayman and its subsidiaries	Elimination	Total
Net revenues of services	$789,522	$885,202	$(476,925)	$1,197,799
Commission and fee income on guarantee services, net	—	695,678	(99,325)	596,353
Total interest and fee income	723,638	1,927,906	—	2,651,544
Net (loss) income from operation	$(577,863)	$742,204	$—	$164,341
Depreciation	$(277)	$(22,181)	$—	$(22,458)
Capital expenditures	$—	$—	$—	$—
Income tax recovery (expense)	$(69,844)	$271,822	$—	$201,978
Segment (loss) profit from continuing operations	$(842,812)	$736,277	$—	$(106,535)
Segment assets as of December 31, 2022	$7,930,806	$56,063,776	$(7,261,410)	$56,733,172
	For the Year Ended December 31, 2021
	Business conducted by Adrie and its subsidiaries	Business conducted by Lixin Cayman and its subsidiaries	Elimination	Total
Net revenues of services	$358,299	$726,866	$(291,874)	$793,291
Commission and fee income on guarantee services, net	—	527,023	(127,496)	399,527
Total interest and fee income	804,734	1,609,933		2,414,667
Net (loss) income from operation	$(573,845)	$882,731	$—	$308,886
Depreciation	$(267)	$(129,910)	$—	$(130,177)
Capital expenditures	$—	$—	$—	$—
Income tax recovery (expense)	$40,804	$(369,655)	$—	$(328,851)
Segment (loss) profit from continuing operations	$(263,173)	$1,020,474	$—	$757,301
Segment assets as of December 31, 2021	$11,681,319	$56,675,503	$(1,713,844)	$66,642,978
	For the Year Ended December 31, 2020
	Business conducted by Adrie and its subsidiaries	Business conducted by Lixin Cayman and its subsidiaries	Total
Net revenues of services	$75,280	$2,057,400	$2,132,680
Commission and fee income on guarantee services, net	—	285,606	285,606
Total interest and fee income	20,601	2,459,235	2,479,836
Net income from operation	$95,881	$4,802,241	$4,898,122
Depreciation	$(376)	$(39,951)	$(40,327)
Capital expenditures	$—	$—	$—
Income tax recovery (expense)	$(6,734)	$236,467	$229,733
Segment (loss) profit from continuing operations	$(762,041)	$1,860,683	$1,098,642
Segment assets as of December 31, 2020	$9,990,995	$57,712,165	$67,703,161